STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 30, 2014	Dec. 31, 2014
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares and warrants upon public offering (in dollars per share)	$ 2.41	$ 2.41
Issuance of shares and warrants upon public offering, issuance expenses	$ 1,261	$ 1,261